Annual Total Returns (Vanguard Total International Stock Index Fund - Institutional Shares Institutional) (Vanguard Total International Stock Index Fund, Vanguard Total International Stock Index Fund - Institutional Shares)
18 Months Ended
Apr. 30, 2013
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Annual Total Return
2012	18.28%
2011	(14.51%)